FIXED ASSETS (Tables)		9 Months Ended	12 Months Ended
	Dec. 19, 2024	Mar. 31, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF MAJOR CLASSES OF PROPERTY AND EQUIPMENT

The carrying basis and accumulated depreciation of fixed assets at March 31, 2025 and at June 30, 2024 is as follows:

		March 31,	June 30,
	Useful Lives	2025	2024
Property placed into service	40 years	$4,770,905	$856,491
Building improvements	15 years	102,186	-
Site developments	40 years	408,558	-
Vehicles	5 years	38,125	-
Computer and equipment	5 years	21,517
Furniture and fixtures	7 years	16,067	15,017
Software	3 years	6,536	6,536
Less depreciation and amortization		(113,043)	(32,886)
Total fixed assets, net		$5,250,851	853,940

The carrying basis and accumulated depreciation of fixed assets at June 30, 2024 and 2023 is as follows:

	Useful Lives	June 30, 2024	June 30, 2023
Furniture and fixtures	7 years	$15,017	$15,017
Computer and equipment	5 years	3,782	5,631
Machinery	5 years	5,000	5,000
Software	3 years	6,536	26,127
Assets/property placed into service	40 years	856,491	-
Less depreciation and amortization		(32,886)	(2,747)
Total fixed assets, net		$853,940	49,028

Awaysis Belize Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF MAJOR CLASSES OF PROPERTY AND EQUIPMENT

The estimated depreciation rate for the current and comparative years of significant items of property, plant and equipment are as follows:

Description	Years
Furniture and fixtures	7 years
Vehicles	5 years
Machinery and equipment	5 years